Employee Benefits Payable (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Employee Benefits Payable
The table below presents the amounts of employee benefits payable as of December 31, 2022 and 2021:

Short-term employee benefits	12/31/2022	12/31/2021
Salaries, bonuses and payroll taxes payables	6,274,225	6,276,869
Vacation accrual	4,694,512	6,546,819

Total short-term employee benefits	10,968,737	12,823,688